UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                                                      SEC FILE NUMBER: 811-04760

(Check one): ___ Form 10-K __ Form 20-F __ Form 11-K ___ Form 10-Q ___Form 10-D
___Form N-SAR   X Form N-CSR
               ---

For Period Ended: March 31, 2005

PART I - REGISTRANT INFORMATION

Full Name of Registrant

Scudder Advisor Funds

Former Name if Applicable

BT Investment Funds

Address of Principal Executive Office (Street and Number)

1 South Street

Baltimore, MD 21202

PART II - RULES 12B-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. X

(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.

(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


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PART III - NARRATIVE

State below in reasonable detail the reasons why the Forms 10-K, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The registrant requests additional time to file Form N-CSR so that it can compile the necessary information to file a complete and accurate document. The financial statements to be contained therein could not be completed without unreasonable effort or expense as a result of questions regarding the accounting treatment for certain instruments held by the Limited-Duration Plus Portfolio, the master portfolio in which the registrant's Scudder Limited-Duration Plus Fund (the "Fund") invests all of its assets, and their effect on the calculation of the Fund's net asset value.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

John Millette, Secretary
(617) 295-2572

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months for such shorter period that the registrant was required to file such reports been filed? If the answer is no, identify report(s).

No. The registrant's Form N-SAR for the period ended March 31, 2005 related to the Fund has not been filed.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

No

                              Scudder Advisor Funds
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  June 13, 2005             By: /s/ Julian F. Sluyters
                                     ----------------------
                                 Name: Julian F. Sluyters
                                 Title:   President and Chief Executive Officer